Cover - shares	12 Months Ended
	Aug. 31, 2018	Nov. 30, 2018
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	true
Document Shell Company Event Date	Nov. 15, 2018
Document Period End Date	Nov. 15, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--08-31
Entity File Number	000-53646
Entity Registrant Name	GROWN ROGUE INTERNATIONAL INC.
Entity Central Index Key	0001463000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	340 Richmond Street West
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5V 1X2
Title of 12(b) Security	Common Stock
Trading Symbol	GRIN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		71,655,734
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	340 Richmond Street West
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5V 1X2
City Area Code	416
Local Phone Number	364-4039
Contact Personnel Name	Obie Strickler